Income Tax Reconciliation (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Expected income tax benefit at the federal statutory rate			34.00%	34.00%	34.00%
State taxes, net of federal benefit			(0.80%)	3.70%	1.50%
Change in effective tax rate			(0.90%)	1.30%	0.00%
Non-deductible items and other			(0.50%)	0.40%	(2.10%)
Federal and state credits			(0.70%)	1.20%	2.00%
Change in valuation allowance			(31.10%)	(40.60%)	(35.40%)
Total	37.00%	37.00%	0.00%	0.00%	0.00%